Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,953,005)	$ (1,972,558)	$ (2,843,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	73,714	149,307	88,289
Amortization	428,431	470,773	37,694
Warrants issued in exchange of services		119,779	738,091
Financial expenses in connection with convertible loans	950,292	1,019,402	(282,015)
Financial expenses in connection with a short-term loan			13,289
Share-based compensation	109,613	153,990	136,134
Restricted shares issued for services	25,644	221,476	298,600
Goodwill impairment		161,381
Change in operating assets and liabilities:
Change in accounts receivable	114,282	(119,431)	28,087
Change in other current assets	20,838	(9,713)	274,179
Change in inventories	(49,438)	47,539	(11,311)
Change in trade payables	64,901	(296,783)	(153,892)
Change in employees and payroll accruals	321,017	(73,872)	90,028
Change in accrued expenses and other current liabilities	(52,045)	(183,019)	(91,273)
Change in fair value of warrants and capital note	(33,382)	(2,280,318)	(491,884)
Net cash used in operating activities	(1,979,138)	(2,592,047)	(2,169,889)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired in acquisition of Digiflex (see also Note 3)			15,380
Purchase of property and equipment	(11,906)	(18,237)	(2,185)
Net cash provided by (used in) investing activities	(11,906)	(18,237)	13,195
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans, net of issuance costs	1,775,000	1,898,130	774,400
Proceeds from issuance of ordinary shares, net of issuance costs		567,615	388,019
Proceeds from issuance of warrants			684,015
Receipt on account of ordinary shares and warrants			600,000
Proceeds from stock options exercise		994
Change in in short term bank credit	92,230	(64,900)	37,723
Proceeds in connection with a promissory note			162,000
Repayment of the promissory note principal		(25,510)	(150,000)
Proceeds (repayment) of short-tern bank loan	14,489	(72,108)
Net cash provided by financing activities	1,881,719	2,304,221	2,496,157
Increase (decrease) in cash and cash equivalents and restricted cash	(109,325)	(306,063)	339,463
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE BEGINNING OF THE YEAR	159,622	465,685	126,222
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	50,297	159,622	465,685
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Issuance of ordinary shares in connection with acquisition (see also Note 3)			6,728,091
Receivable for Convertible loan (See also Note 4)	150,000
Conversion of convertible loans including interest to ordinary shares	98,865	59,207
Purchase of property and equipment that were not paid as of the balance sheet date	9,422
Cash and cash equivalents	34,382	144,948	450,305
Restricted cash	15,915	14,674	15,380
Total	$ 50,297	$ 159,622	$ 465,685